Impairment losses/(reversal) for Passenger Vehicle segment and other provisions - Summary of value of key assumptions used to calculate the aggregate impairment loss recognised (parenthetical) (Detail)
12 Months Ended
Mar. 31, 2021
Decrease in enterprise value to sales multiple by ten percentage [member]
Disclosure of value of key assumptions used to calculate the aggregate impairment loss recognised [line items]
Percentage decrease in key assumptions to determine aggregate impairment loss	10.00%